Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($) $ / bbl
WCS Forward Prices [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range | $ / bbl	5.00
Increase in volatility	$ (269)
Decrease in volatility	$ 215
WTI Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	$ (100)
Decrease in volatility	$ 95
Foreign Exchange Option Volatility Rate [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	$ 9
Decrease in volatility	$ (33)